LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES (Tables)	12 Months Ended
Mar. 31, 2024
Financing Receivable, Past Due [Line Items]
SCHEDULE OF LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES
	March 31, 2023	March 31, 2024
	RMB	RMB

Loans recognized as a result of payments under guarantees	10,337	7,995
Less: provision for credit losses	(10,337)	(7,995)
	-	-

SCHEDULE OF MOVEMENT OF PROVISION FOR CREDIT LOSSES

The movement of provision for credit losses for the fiscal years ended March 31, 2022, 2023 and 2024 was as follows:

	For the fiscal years ended March 31,
	2022	2023	2024
	RMB	RMB	RMB

Beginning balance of the period	(1,182,609)	(324,371)	(10,337)
(Provision for)/reversal of credit losses	(94)	(1,770)	1,719
Write-offs	13,093	308,847	-
Bought out by certain non-bank financing institutions without recourse	821,496	-	-
Payments from the borrowers or other recoveries	23,743	6,957	623
Ending balance of the period	(324,371)	(10,337)	(7,995)

SCHEDULE OF CHANGES IN PROVISION FOR CREDIT LOSSES

The following table explains the changes in the provision of credit losses by grade of monitored credit risk quality indicator as of March 31, 2022, 2023 and 2024:

	Normal	Attention	Secondary	Total
	RMB	RMB	RMB	RMB

Balance at March 31, 2021	(11,787)	(149,220)	(1,021,602)	(1,182,609)
Reversal of/(provision for) credit losses	6,483	49,903	(56,480)	(94)
Write-off	36	1,589	11,468	13,093
Bought out by certain non-bank financing institutions without recourse	1,286	38,599	781,611	821,496
Payments from the borrowers or other recoveries	14	6,105	17,624	23,743
Transfer from Normal to Attention	2,358	(2,358)	-	-
Transfer from Normal to Secondary	514	-	(514)	-
Transfer from Attention to Secondary	-	22,040	(22,040)	-
Transfer from Attention to Normal	(343)	343	-	-
Transfer from Secondary to Attention	-	(41,784)	41,784	-
Transfer from Secondary to Normal	(366)	-	366	-
Balance at March 31, 2022	(1,805)	(74,783)	(247,783)	(324,371)
(Provision for)/reversal of credit losses	(8,126)	(4,844)	11,200	(1,770)
Write-offs	3,341	74,519	230,987	308,847
Payments from the borrowers or other recoveries	-	297	6,660	6,957
Transfer from Normal to Secondary	6,590	-	(6,590)	-
Transfer from Attention to Secondary	-	4,811	(4,811)	-
Balance at March 31, 2023	-	-	(10,337)	(10,337)
Reversal of credit losses	-	-	1,719	1,719
Payments from the borrowers or other recoveries	-	-	623	623
Balance at March 31, 2024	-	-	(7,995)	(7,995)

Loan Recognized As Result of Payment Under Guarantee [Member]
Financing Receivable, Past Due [Line Items]
SCHEDULE OF LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES

An aging analysis of loans recognized as result of payments under guarantees was as follows:

	March 31, 2023	March 31, 2024
	RMB	RMB

Up to 6 months	1,756	-
6 months to 12 months	460	-
Over 12 months	8,121	7,995
	10,337	7,995

SCHEDULE OF BALANCE OF LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES MONITORED CREDIT RISK QUALITY INDICATOR

The balance of loans recognized as a result of payments under guarantees by grade of monitored credit risk quality indicator as of March 31, 2023 and 2024 were listed as below:

	March 31, 2023	March 31, 2024
	RMB	RMB

Normal	-	-
Attention	-	-
Secondary	10,337	7,995
	10,337	7,995